23. SHAREHOLDERS' EQUITY (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Profit for the year	R$ 3,794,295	R$ 1,789,067	R$ 5,074,136
Weighted average number of shares	1,380,114,547	1,380,114,547	1,373,250,595
Basic and diluted earnings (loss) per share	R$ 2.74926	R$ 1.29632	R$ 3.69498